Segment Information (Details) $ in Thousands		2 Months Ended	3 Months Ended												12 Months Ended
		Dec. 31, 2016 USD ($)	Mar. 31, 2017 segment	Dec. 31, 2016 USD ($)		Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment category		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Operating Segments | segment															2
Products and Services, Number of Categories | category															3
Restructuring charges				$ 12,100		$ 1,200	$ 15,700	$ 11,500	$ 5,400		$ 23,100				$ 40,438		$ 28,464		$ 0
Total revenue				904,865		686,555	723,760	698,435	877,252		672,084	$ 697,284		$ 708,196	3,013,615		2,954,816		2,858,646
Stock-based compensation															115,123		138,748		111,850
Acquisition Related (Benefit) Expense, Net															5,650		1,857		1,269
Operating Income (Loss)				9,503	[1]	(24,840)	(39,753)	(45,148)	(1,826)		(68,490)	(6,307)		5,952	(100,238)		(70,671)		36,238
Other expense, net															(71,289)		(25,586)		(31,655)
(Loss) income before provision for income taxes															(171,527)		(96,257)		4,583
Provision for income taxes															(5,318)		(23,010)		15,308
Income (loss) from continuing operations		$ (14,293)													(166,209)	[2]	(73,247)		(10,725)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest				$ (10,749)	[1]	$ (1,345)	$ (2,963)	$ (2,057)	$ (16,920)	[1]	$ (4,187)	$ 124,985	[3]	$ 3,048
Net loss															(183,323)		33,679		(63,919)
Prepaid marketing write-off																	6,700
North America [Member]
Segment Reporting Information [Line Items]
Restructuring charges															11,897		10,495
Total revenue															2,151,769		2,047,742		1,824,461
Segment operating income (loss)	[4],[5]														(85,423)	[6]	(107,836)	[6]	(31,716)
Stock-based compensation															104,700		124,100		99,900
International [Member]
Segment Reporting Information [Line Items]
Restructuring charges															28,541		17,969
Total revenue															861,846		907,074		1,034,185
Segment operating income (loss)	[4],[5]														(14,815)	[6]	37,165	[6]	67,954
Stock-based compensation															$ 10,400		14,700		12,000
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration of risk, percentage															10.00%
UNITED STATES | North America [Member]
Segment Reporting Information [Line Items]
Total revenue															$ 2,120,300		$ 2,022,500		$ 1,784,600
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of Operating Segments | segment			2

[1]	(2)Income (loss) from discontinued operations, net of tax, includes $10.6 million of additional income tax expense attributed to discontinued operations for the three months ended December 31, 2015, which resulted from the valuation allowance that was recognized during the period against the Company's net deferred tax assets in the United States.
[2]	(2)The shares of Class A and Class B common stock had equal dividend rights and converted into shares of common stock on a one-for-one basis on October 31, 2016. This full year column reflects the weighted-average Class A and Class B common shares outstanding for the period from January 1, 2016 through the October 31, 2016 conversion date and the weighted average common shares outstanding for the period from November 1, 2016 through December 31, 2016 in the denominator of the basic and diluted loss per share calculations for the year ended December 31, 2016.
[3]	(4)Income (loss) from discontinued operations, net of tax, for the three months ended June 30, 2015 includes a $154.1 million gain, net of tax, from the sale of a controlling stake in Ticket Monster.
[4]	(1)Includes stock-based compensation of $104.7 million, $124.1 million and $99.9 million for North America and $10.4 million, $14.7 million and $12.0 million for International for the years ended December 31, 2016, 2015 and 2014, respectively.
[5]	.
[6]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmJjOTRlYzdhNWJlOTQ3ODc5ZjA4ZjUxYjJjZjU3YjRhfFRleHRTZWxlY3Rpb246NDQ0NUE0M0ZFMkFBNTIxRjg0MTNCMUE3NDQ0RUY2MjIM}